Item G.1.a.ii. Provision of financial
support.
(a) Description of nature of
support.
Harrison Street Private Wealth LLC
entered into an agreement with the
Fund to ensure that the Fund can
meet its obligations with respect
to certain unfunded commitments
as they come due.
(b) Person providing support.
Harrison Street Private Wealth LLC
(c) Brief description of relationship
between the person providing
support and the Registrant.
The investment adviser to Harrison
Street Infrastructure Income
Fund.
(d) Date support provided.
Agreement executed April 1, 2024
(e) Amount of support.
Harrison Street Private Wealth LLC
agreed to fund up to approximately
$46,000,000 for unfunded
commitments. Ultimately the Fund
has not required any support to
meet these commitments.
(f) Security supported (if
applicable). Disclose the full name
of the issuer, the title of the issue
(including coupon or yield, if
applicable) and at least two
identifiers, if available (e.g., CIK,
CUSIP, ISIN, LEI).
Not applicable.
(g) Value of security supported on
date support was initiated (if
applicable).
Not applicable.
(h) Brief description of reason for
support.
Ensure that the Fund will have
sufficient cash and cash
equivalents to satisfy unfunded
commitments known and agreed
to by the Fund.
(i) Term of support.
Until terminated.
(j) Brief description of any
contractual restrictions relating to
support.
None